Consolidated Balance Sheets (Parenthetical) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited	Unlimited
Common Stock, Shares, Issued	174,478,962	173,573,572
Common Stock, Shares, Outstanding	174,478,962	173,573,572